Related parties	12 Months Ended
Dec. 31, 2017
Related parties
Related parties

53.   Related parties

The parties related to the Group are deemed to include, in addition to its subsidiaries, associates and joint ventures, the Bank’s key management personnel (the members of its Board of Directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank’s Board of Directors, the Bank’s executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognize.

	Millions of euros
	2017				2016				2015
		Members				Members				Members
	Associates	of the		Other	Associates	of the		Other	Associates	of the		Other
	and joint	Board of	Executive	related	and joint	Board of	Executive	related	and joint	Board of	Executive	related
	ventures	Directors	vice-presidents	parties	ventures	Directors	vice-presidents	parties	ventures	Directors	vice-presidents	parties
Assets:	6,048	—	21	300	5,884	—	22	307	6,542	—	28	573
Loans and advances: Credit institutions	472	—	—	—	223	—	—	-	8	—	—	—
Loans and advances: Customers	5,081	—	21	279	5,209	—	22	286	5,997	—	28	293
Debt instruments	473	—	—	21	452	—	—	21	537	—	—	280
Others	22	—	—	—	—	—	—	—	—	—	—	—

Liabilities:	748	19	14	63	824	27	10	124	1,122	25	16	103
Financial liabilities: Credit institutions	309	—	—	—	155	—	—	—	501	—	—	—
Financial liabilities:Customers	414	19	14	63	669	27	10	124	620	25	16	103
Marketable debt securities	4	—	—	—	—	—	—	—	1	—	—	—
Others	21	—	—	—	—	—	—	—	—	—	—	—

Income statement:	1,020	—	—	14	609	—	—	13	802	—	—	24
Interest income	57	—	—	8	67	—	—	10	98	—	—	17
Interest expense	(3)	—	—	—	(15)	—	—	(1)	(15)	—	—	—
Gains/losses on financial assets and liabilities and others	302	—	—	—	15	—	—	—	73	—	—	—
Commission income	735	—	—	6	561	—	—	4	664	—	—	8
Commission expense	(71)	—	—	—	(19)	—	—	—	(18)	—	—	(1)

Other:	3,881	7	3	597	4,146	1	3	846	4,123	2	4	2,682
Contingent liabilities and others	6	6	1	352	19	—	—	139	46	—	—	191
Contingent commitments	301	1	2	60	17	1	3	417	95	2	4	132
Derivative financial instruments	3,574	—	—	185	4,110	—	—	290	3,982	—	—	2,359

In addition to the detail provided above, there were insurance contracts linked to pensions amounting to €239 million at December 31, 2017 (December 31, 2016: €269 million; December 31, 2015: €299 million).